INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 231,817	$ 238,019	$ 10,316	$ 1,341,807	$ 653,410	$ 7,812